CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME
Profit for the period	₺ 12,532,246	₺ 6,878,856	[1]	₺ 7,135,625	[1]
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans	(149,757)	(1,824,873)		(541,628)
Income tax relating to remeasurements of defined benefit plans	152,178	363,876		108,418
Remeasurements of employee benefits, net of tax	2,421	(1,460,997)		(433,210)
Items that may be reclassified to profit or loss:
Exchange differences on translation of foreign operations	2,860,231	(748,669)		7,164,377
Gain on financial assets measured at fair value through other comprehensive income	149,602	(121,999)		(192,475)
Cash flow hedges - effective portion of changes in fair value	5,256,277	9,415,938		7,243,111
Cash flow hedges - reclassified to profit or loss	(3,683,081)	(7,129,115)		(6,255,142)
Cost of hedging reserve - changes in fair value	(784,883)	(3,046,104)		(4,302,532)
Cost of hedging reserve - reclassified to profit or loss	395,519	875,435		423,428
Loss on hedges of net investments in foreign operations	(2,342,679)	(520,930)		(3,886,535)
Income tax relating to these items	984,420	(66,764)		(760,237)
- Income tax relating to exchange differences	(491,059)	(887,185)		(2,330,871)
- Income tax relating to cash flow hedges	25,502	(89,836)		(86,967)
- Income tax relating to cost of hedging reserve	274,034	434,134		775,821
- Income tax relating to financial assets measured at fair value	(5,514)	35,988		38,164
- Income tax relating to hedges of net investments	1,181,457	440,135		843,616
Items that may be reclassified to profit or loss, net of tax	2,835,406	(1,342,208)		(566,005)
Other comprehensive income/(loss) for the year, net of income tax	2,837,827	(2,803,205)		(999,215)
Total comprehensive income for the year	15,370,073	4,075,651		6,136,410
Total comprehensive income for the year is attributable to:
Owners of the Company	15,391,823	4,077,231		6,136,221
Non-controlling interests	(21,750)	(1,580)		189
Total comprehensive income for the year	₺ 15,370,073	₺ 4,075,651		₺ 6,136,410

[1]	Please refer to Note 2 (b) Restatement of financial statements during the hyperinflationary periods and Note 41 Discontinued operations